Income Taxes - Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Statutory income tax (benefit)/expense, tax	₨ 101,782	$ 1,472	₨ (445,523)	₨ (103,494)
Temporary differences reversing in the Tax Holiday Period, tax	303,660	4,391	333,565	223,897
Taxes on intercompany transaction reversing in the Tax Holiday Period, tax				741,474
Impact of changes in tax rate, tax			112,547
Permanent timing differences, tax	28,895	418	116,739
Valuation allowance created / (reversed) during the year, tax	(386,942)	(5,595)	(451,558)	4,274
Other difference, tax	105,417	1,524	81,348	26,182
Total	₨ 152,812	$ 2,210	₨ (252,882)	₨ 892,333
Statutory income tax (benefit)/expense, percent	34.94%	34.94%	(34.94%)	(34.60%)
Temporary differences reversing in the Tax Holiday Period, percent	(103.92%)	(103.92%)	26.12%	74.87%
Taxes on intercompany transaction reversing in the Tax Holiday Period, percent				247.96%
Impact of changes in tax rate, percent			8.83%
Permanent timing differences, percent	9.92%	9.92%	9.16%
Valuation allowance created / (reversed) during the year, percent	(112.73%)	(112.73%)	(35.41%)	1.42%
Other difference, percent	224.03%	224.03%	6.38%	8.55%
Total	52.24%	52.24%	(19.80%)	298.20%